LONG-TERM OPERATING COMMITMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM OPERATING COMMITMENTS
LONG-TERM OPERATING COMMITMENTS

NOTE 34 - LONG-TERM OPERATING COMMITMENTS

The Company’s long-term operating commitments, mainly related to purchase agreements for electrical energy and fuel, are:

34.1. Purchase of energy

Company	2019	2020	2021	2022	2023	After 2023
Amazonas D	765,072	805,526	843,492	885,666	930,113	1,333,694
CGTEE	224,822	224,822	220,696	220,696	220,695	—
Chesf	288,680	288,470	193,030	193,030	191,410	2,156,240
Chuí IX	1,039	1,039	1,039	1,039	1,039	27,011
Distribuidora Alagoas	746,742	849,345	924,376	902,648	944,759	944,759
Eletrosul	425,925	403,944	401,767	387,287	372,725	3,682,727
Furnas	760,663	814,827	811,459	802,999	686,728	3,785,479
Hermenegildo I	3,941	3,941	3,941	3,941	3,941	102,468
Hermenegildo II	3,435	3,435	3,435	3,435	3,435	89,300
Hermenegildo III	3,061	3,061	3,061	3,061	3,061	79,586

Total	3,223,380	3,398,410	3,406,296	3,403,802	3,357,906	12,201,265

34.2- Fuel Suppliers

Companies	2019	2020	2021	2022	2023	After 2023
Amazonas D	3,389,790	3,552,036	3,701,736	3,868,314	4,042,388	29,211,293
CGTEE	89,946	89,946	89,946	89,946	89,946	89,946
Eletronuclear	11,747	85,188	119,381	—	63,795	8,783,000

Total	3,491,483	3,727,170	3,911,063	3,958,260	4,196,129	38,084,239

The Eletronuclear subsidiary which has contracts signed with Indústrias Nucleares Brasileiras - INB for the purchase of Nuclear Fuel for the production of electrical energy, to recharge thermonuclear power plants (UTN) Angra 1 and Angra 2, as well as to initial charge and future recharges of UTN Angra 3.

In the Amazonas subsidiary there is a long-term commitment for the purchase of natural gas to generate thermoelectrical energy with Companhia de Gás Natural do Amazonas — CIGÁS. The final term of the contract is 11/30/2030.

34.3- Sale of Energy

Companies	2019	2020	2021	2022	2023	After 2023
Amazonas GT	602,736	480,105	342,028	342,028	342,028	1,083,246
CGTEE	474,699	474,699	474,699	474,699	474,699	474,699
Chesf	573,940	573,500	572,390	621,530	623,900	6,677,250
Chuí IX	10,803	10,803	10,803	10,803	10,803	280,888
Eletronorte	28,029	28,029	28,029	28,029	28,029	607,107
Eletronuclear	3,313,446	3,313,446	3,313,446	3,313,446	3,313,446	—
Eletrosul	498,378	406,392	404,157	402,985	402,028	6,189,205
Furnas	2,771,958	1,709,919	1,708,257	1,708,257	1,708,257	26,879,391
Hermenegildo I	36,841	36,841	36,841	36,841	36,841	957,874
Hermenegildo II	36,860	36,860	36,860	36,860	36,860	958,354
Hermenegildo III	30,741	30,741	30,741	30,741	30,741	799,267

Total	8,378,432	7,101,336	6,958,252	7,006,220	7,007,633	44,907,282

34.4- Socioenvironmental Commitments

Companies	2019	2020	2021	2022	2023	After 2023
Eletronorte	370	370	370	370	—	—
Eletronuclear	49,919	50,190	49,170	47,323	44,226	46,277

Total	50,289	50,560	49,540	47,693	44,226	46,277

Angra 3

Commitment agreements assumed with the cities of Angra dos Reis, Rio Claro and Paraty, in which Eletronuclear is committed to enter in specific agreements of an socioenvironmental nature linked to the UTN Angra 3, to conduct programs and projects in accordance with the conditions established by IBAMA.

Tucuruí

Due to legal requirements related to the expansion projects for the Hydroelectric Power Plant Tucuruí and the increase of its reservoir levels from 72 to 74 meters (236.22 to 242.782 feet), there was a need to license this venture with Secretary of State for Environment (Sema), for the state of Pará, and that agency set as a condition for approval of the Installation Permit (LI) that Eletronorte implement various socioenvironmental mitigation and compensation programs.

34.5- Purchase of Fixed and Intangible Assets

Companies	2019	2020	2021	2022
Chesf	658,464	—	—	—
Eletronuclear	485,235	144,192	2,138	—
Eletrosul	191,585	208,002	100,516	92,083

Total	1,335,284	352,194	102,654	92,083

Contracts signed with various suppliers for the purchase of equipment for the substitution in fixed assets, primarily, for the Angra 1, Angra 2 and Angra 3 plants, necessary for the maintenance and operation of these assets.

The Company continues to evaluate the continuity of the project of the Angra 3 Nuclear Plant, which may impact the commitments for acquisition of fixed assets and intangibles.

34.6- Acquisition of Input Materials

Companies	2019	2020	2021	2022	2023	After 2023
CGTEE	29,352	29,352	29,352	29,352	29,352	29,352

Total	29,352	29,352	29,352	29,352	29,352	29,352

The subsidiary CGTEE is purchasing calcium oxide (lime) to control emissions of waste at its plants.

34.7- Commitments — Joint Ventures Projects

The values of joint ventures commitments are presented below for the proportion of participation of the companies.

34.7.1 — Purchase of Fixed Assets

The Company has contracts for acquisition of fixed assets with suppliers relating to shareholder participation in Special Purpose Entities (SPE), as presented below:

Companies	2019
Eletronorte
CCBM	19,560
ELM	36,613
CMBM	8,722

Total	64,895

34.7.2 — Use of Public Assets

Companies	2019	2020	2021	2022	2023	After 2023
Norte Energia S.A	21,700	20,000	14,433	14,433	14,433	185,180
SINOP	1,692,485	1,558,888	1,435,837	1,322,499	1,322,499	12,289,699

Total	1,714,185	1,578,888	1,450,270	1,336,932	1,336,932	12,474,879

34.7.3 — Contribution of Capital

The Company has entered in future commitments regarding an interest in Special Purpose Entities (SPEs) in the form of advances for future capital increases, as presented below:

Companies	2019	2020	2021	2022	2023	After 2023
Norte Energia S.A.	106,698	—	—	—	—	—
Complexo Famosa	—	62,010	64,516	66,999	—	—
Teles Pires	39,318	39,629	35,528	31,688	—	—
New Businesses	35,299	155,491	225,308	235,201	—	—
Complexo Eólico Baleia	—	71,030	73,900	76,745	—	—
Complexo Eólico Punaú	—	90,197	93,841	97,454	—	—
Holding Brasil Ventos	200,423	83,395	140,592	242,630	—	—
Complexo Eólico Itaguaçú Da Bahia	105,181	126,940	241,416	377,970	—	—
Complexo Eólico Pindaí I	127,250	—	—	—	—	—
Complexo Eólico Pindaí II	38,114	—	—	—	—	—
Complexo Eólico Pindaí III	17,560	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	19,956	—	—	—	—	—
TDG - Transmissora Delmiro Gouveia S.A.	33,613	—	—	—	—	—
ESBR Participações S.A.	40,400	—	—	—	—	—
Extremoz Transmissora do Nordeste - ETN S.A.	55,679	—	—	—	—	—
Companhia Energética SINOP S.A.	137,430	—	—	—	—	—
Paraíso	19,975	30,098	—	—	—	—
Transmission Auction 004/2014 - Batch A	220,641	—	—	—	—	—

Total	1,197,537	658,790	875,101	1,128,687	—	—